Trading liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Financial liabilities	£ 455,891	£ 442,813
Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	42,633	42,276
Deposits by banks
Disclosure of financial liabilities [line items]
Financial liabilities	26,515	22,943
Deposits by banks | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	8,529	5,313
Customer accounts
Disclosure of financial liabilities [line items]
Financial liabilities	242,303	222,941
Customer accounts | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	6,531	4,955
Debt securities in issue | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	59	21
Other liabilities – net short positions in securities | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	£ 27,514	£ 31,987